Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net (loss) income	$ (8,486,000)	$ (5,445,000)	$ (6,398,000)	$ (4,638,000)	$ 230,000
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	105,000	238,000	287,000	228,000	246,000
Amortization of deferred financing costs				47,000	45,000
Provision for estimated cost of returns	1,301,000	1,820,000	(1,364,000)	128,000	(156,000)
Provision for inventory obsolesence		271,000	1,798,000	536,000	(272,000)
Credit losses	14,000	7,000	8,000	43,000	(16,000)
Operating lease impairment expense	3,878,000
(Gain) loss from disposal of property and equipment		3,000	(44,000)	3,000	4,000
Stock based compensation	36,000	138,000	110,000	382,000	44,000
Amortization of right of use assets	20,000	316,000	510,000	718,000	795,000
Change in net deferred tax assets		1,399,000		893,000	(5,000)
Loss on debt extinguishment				183,000
Paycheck Protection Plan loan forgiveness					(448,000)
Gain - related party					(11,000)
Gain from extinguishment of accounts payable				(48,000)	(339,000)
Changes in operating assets and liabilities:
Accounts receivable	4,945,000	6,303,000	(5,241,000)	667,000	(558,000)
Due from banks	(187,000)			101,000	4,456,000
Accounts receivable – related parties	(145,000)	87,000	(30,000)	(87,000)	(64,000)
Inventories	(38,000)	(1,714,000)	415,000	3,858,000	(8,244,000)
Prepaid expenses and other current assets	69,000	(167,000)	215,000	78,000	(123,000)
Other non-current assets	(64,000)	(135,000)	76,000	(38,000)	61,000
Accounts payable	(3,940,000)	560,000	5,847,000	(3,511,000)	3,217,000
Accrued expenses	(771,000)	(1,939,000)	348,000	533,000	77,000
Due to related parties				(63,000)
Customer deposits	(572,000)
Refunds due to customer	(649,000)	577,000	1,743,000		(139,000)
Prepaids from customers			103,000	485,000	(47,000)
Reserve for sales returns	(1,217,000)	(2,604,000)	2,490,000	(90,000)	30,000
Operating lease liabilities	291,000	(329,000)	(462,000)	(738,000)	(795,000)
Net cash provided by (used in) operating activities	(5,410,000)	(614,000)	411,000	(330,000)	(2,012,000)
Cash flows from investing activities
Purchase of property and equipment	(6,000)	(137,000)	(68,000)	(244,000)	(118,000)
Disposal of property and equipment			54,000
Net cash used in investing activities	(6,000)	(137,000)	(14,000)	(244,000)	(118,000)
Cash flows from financing activities
Proceeds from issuance of stock, net of offering costs		1,640,000	3,529,000	3,393,000	9,001,000
Payment of redemption and retirement of treasury stock					(7,162,000)
Collection of subscriptions receivable			6,000
Net (payment) proceeds from revolving lines of credit		(1,761,000)		(2,500,000)	2,435,000
Payment of subordinated note payable - Starlight Marketing Development, Ltd.				(353,000)	(150,000)
Payment of deferred financing charges				(254,000)	(38,000)
Payment of early termination fees on revolving lines of credit				(183,000)
Payments on installment notes			(124,000)	(74,000)	(68,000)
Proceeds from exercise of stock options					14,000
Proceeds from exercise of common stock warrants				990,000
Proceeds from exercise of pre-funded warrants				168,000
Payments on finance leases				(9,000)	(8,000)
Other	(42,000)	(33,000)
Net cash provided by financing activities	(42,000)	(154,000)	3,411,000	1,178,000	4,024,000
Net change in cash	(5,458,000)	(905,000)	3,808,000	604,000	1,894,000
Cash at beginning of year	6,703,000	2,795,000	2,895,000	2,291,000	397,000
Cash at end of period	1,245,000	1,890,000	6,703,000	2,895,000	2,291,000
Supplemental disclosures of cash flow information:
Cash paid for interest	40,000	24,000	44,000	481,000	547,000
Equipment purchased under capital lease		$ 55,000
Cash paid for income taxes				34,000
Non-Cash investing and financing cash flow information:
Equipment purchased under capital lease				55,000	24,000
Issuance of common stock and warrants for offering costs				244,000	548,000
Right of use assets exchanged for lease liabilities			$ 3,874,000	$ 192,000	$ 16,000